Short-term Borrowings (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2016 USD ($)
Credit facility
Proceeds from short-term borrowings				$ 83,146,674	$ 32,517,816	$ 14,083,153
Repaid of short-term borrowings received				$ 85,229,391	31,018,904	$ 5,112,762
Short term borrowings with Hi-tech industrial park
Credit facility
Proceeds from short-term borrowings		$ 5,400,000
Repaid of short-term borrowings received	$ 5,400,000
Number of short-term interest-free loan agreements | loan				2
Credit facility, 2016
Credit facility
Total credit available under this facility			$ 11,000,000.0					$ 10,000,000.0	$ 6,000,000.0
Amount borrowed				$ 74,700,000	28,800,000
Amount repaid				$ 79,800,000	$ 24,100,000
Weighted average interest rate of short-term borrowings (as a percent)				5.15%	5.15%
Cash deposited in the bank as guarantee					$ 3,100,000
Credit facility, 2021
Credit facility
Total credit available under this facility				$ 1,600,000			$ 1,600,000
Amount borrowed				$ 1,600,000
Loan Prime Rate | Credit facility, 2016
Credit facility
Variable interest rate (as a percent)			1.30%	1.30%